TRADE AND OTHER RECEIVABLES	12 Months Ended
Jun. 30, 2019
TRADE AND OTHER RECEIVABLES [Abstract]
TRADE AND OTHER RECEIVABLES
6.	TRADE AND OTHER RECEIVABLES

	2019	2018
	US$000	US$000
Trade receivables	6	—
Unbilled revenues (1)	719	—
GST receivable	109	39
Accrued interest	—	24
Prepayments	—	10
Other receivables	—	5
	834	78

Notes:

(1)	Unbilled revenues relate to coal sales which were shipped prior to year-end, but which were only invoiced after year-end.